Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties
in € K
	2025		2024		2023		December 31, 2025		December 31, 2024
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	75	9,366	241	24,106	136	40,478	173	1,488	83	196
Fresenius SE affiliates	4,106	46,773	1,535	75,465	3,324	87,984	396	649	1,555	3,170
Equity method investees	5,550	43	6,192	18	8,573	154	4,734	—	19,408	—
Total	9,731	56,182	7,968	99,589	12,033	128,616	5,303	2,137	21,046	3,366

Products
Fresenius SE affiliates	68,428	43,706	70,875	22,785	72,500	25,148	27,380	9,624	19,890	7,818
Equity method investees	—	550,641	—	381,383	—	437,288	—	73,228	—	43,544
Total	68,428	594,347	70,875	404,168	72,500	462,436	27,380	82,852	19,890	51,362
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €1,333 and €11,581 at December 31, 2025 and 2024, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties
in € K
	2025			2024			2023
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)
Fresenius SE	6,757	230	233	6,591	306	398	7,738	1,148	291
Fresenius SE affiliates	16,496	1,284	—	18,347	1,907	—	17,817	1,438	—
Total	23,253	1,514	233	24,938	2,213	398	25,555	2,586	291
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € K
	December 31, 2025		December 31, 2024
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	17,522	18,102	22,997	24,953
Fresenius SE affiliates	—	—	87,044	87,910
Total	17,522	18,102	110,041	112,863